UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment 		[   ];	Amendment Number:
This Amendment (check only one.):	[   ]	is a restatement.
					[   ]	adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		TrueNorth, Inc.
Address:	8200 E 32nd St N Ste 100
		Wichita, KS  67226

13F File Number: 028-13377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

It has come to our attention that our firm was required to file Form 13F HR prior to 12/31/2008. As a result, Form 13F HR for dates prior to 12/31/2008 are being submitted to bring our filings current.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Margaret E. Hornbeck
Title:		Senior Vice President & Chief Compliance Officer
Phone:		316-266-6573

Signature,		    Place,		and Date of Signing:

Margaret E. Hornbeck	    Wichita, KS		February 16, 2009

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	       0
Form 13F Information Table Entry Total:	      92
Form 13F Information Table Value Total:	$104,051 (thousands)

List of Other Included Managers:
NONE

                                 TITLE OF                VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER     VOTING AUTHORITY
       NAME OF ISSUER              CLASS        CUSIP    (X$1000) PRN AMT PRN CALL DSCRETN  MANAGERS   SOLE  SHARED  NONE
       --------------            --------       -----    -------- ------- --- ---- -------  --------   ----  ------  ----
Marvell Technology Group Ltd   ORD            G5876H105      362     6890 SH      SOLE                 6,190       0   700
AT&T Inc.                      COM            00206R102      951    35860 SH      SOLE                34,334       0  1526
Aetna Inc New                  COM            00817Y108      957    19810 SH      SOLE                18,450       0  1360
Amgen Inc                      COM             31162100      525     7330 SH      SOLE                 6,840       0   490
Apache Corp                    COM             37411105      656    10021 SH      SOLE                 8,977       0  1044
Apple Inc                      COM             37833100     1194    19320 SH      SOLE                17,600       0  1720
B J Services Co                COM             55482103      362    10460 SH      SOLE                 9,680       0   780
Bank Of America Corporation    COM             60505104     2909    63867 SH      SOLE                63,867       0     0
Berkshire Hathaway Inc Cl A    CL A            84670108      452        5 SH      SOLE                     5       0     0
Berkshire Hathaway Inc Cl B    CL B            84670207     1214      408 SH      SOLE                   371       0    37
Best Buy Inc                   COM             86516101     1015    18440 SH      SOLE                16,800       0  1640
Boeing Co                      COM             97023105      310     3975 SH      SOLE                 3,975       0     0
Burlingtn Northern Santa Fe    COM            12189T104     1589    19261 SH      SOLE                18,261       0  1000
C B Richard Ellis Group Inc    CL A           12497T101      615     7620 SH      SOLE                 7,140       0   480
Canadian Natural Res Ltd       COM            136385101     1376    25280 SH      SOLE                24,360       0   920
Caterpillar Inc Del            COM            149123101     1618    22715 SH      SOLE                21,795       0   920
Ceradyne Inc                   COM            156710105      477     9550 SH      SOLE                 9,070       0   480
Cerner Corp                    COM            156782104      442     9320 SH      SOLE                 8,860       0   460
Chesapeake Energy Corp         COM            165167107     1375    43780 SH      SOLE                42,220       0  1560
Chevron Corp New               COM            166764100     1051    18288 SH      SOLE                17,568       0   720
CME Group, Inc.                COM            167760107      372      831 SH      SOLE                   771       0    60
Chicos Fas Inc                 COM            168615102      695    17170 SH      SOLE                15,900       0  1270
Cleveland Cliffs Inc           COM            185896107      629     7320 SH      SOLE                 6,960       0   360
Conocophillips                 COM            20825C104      382     6045 SH      SOLE                 5,845       0   200
E-Trade Financial Corp         COM            269246104      941    34880 SH      SOLE                32,760       0  2120
Encana Corp                    COM            292505104      472    10360 SH      SOLE                 9,620       0   740
EQT Corp.                      COM            294549100      768    21330 SH      SOLE                20,330       0  1000
Exelon Corporation             COM            30161N101     1260    23940 SH      SOLE                23,300       0   640
Exxon Mobil Corporation        COM            30231G102     3471    57549 SH      SOLE                56,242       0  1307
FPL Group Incorporated         COM            302571104      866    22020 SH      SOLE                20,300       0  1720
Fastenal Co                    COM            311900104      707    14945 SH      SOLE                13,705       0  1240
Firstenergy Corp               COM            337932107      245     5000 SH      SOLE                 5,000       0     0
Florida Rock Inds Inc          COM            341140101     1036    18560 SH      SOLE                17,140       0  1420
Freeport-McMoRan Copper & Gol  COM            35671D857     2666    45300 SH      SOLE                43,060       0  2240
Genentech Inc                  COM NEW        368710406     1552    18450 SH      SOLE                17,310       0  1140
General Dynamics Corp          COM            369550108      736    11700 SH      SOLE                10,820       0   880
General Electric Company       COM            369604103     1649    47815 SH      SOLE                46,401       0  1414
Gilead Sciences Inc            COM            375558103      689    11400 SH      SOLE                10,920       0   480
Goldcorp Inc New               COM            380956409     1036    70400 SH      SOLE                66,020       0  4380
Goldman Sachs Group Inc        COM            38141G104     1448     9355 SH      SOLE                 8,555       0   800
Google Inc Class A             CL A           38259P508      320      820 SH      SOLE                   740       0    80
Graco Incorporated             COM            384109104      522    11500 SH      SOLE                10,900       0   600
Great Plains Energy Inc        COM            391164100      251     8900 SH      SOLE                 8,900       0     0
Harrah's Entmt Inc             COM            413619107     1083    14050 SH      SOLE                12,850       0  1200
Harris Corp Del                COM            413875105      870    18740 SH      SOLE                17,660       0  1080
Helix Energy Solutions         COM            42330P107      583    15790 SH      SOLE                15,210       0   580
Honda Motor Co Ltd Adr         AMERN SHS      438128308      661    21360 SH      SOLE                20,800       0   560
Intel Corp                     COM            458140100      489    25551 SH      SOLE                24,351       0  1200
International Business Machin  COM            459200101      310     3754 SH      SOLE                 3,754       0     0
iShares MSCI Japan Index Fd    MSCI JAPAN     464286848     3411   241400 SH      SOLE                228,10       0 13300
iShares Tr DJ Sel Div Inx      DJ SEL DIV INX 464287168     4435    72099 SH      SOLE                57,829       0 14270
iShares Tr MSCI Emerging Mkts  MSCI EMERG MKT 464287234     4627    47175 SH      SOLE                45,995       0  1180
iShares Tr S&P Latn Amer       S&P LTN AM 40  464287390     2237    16150 SH      SOLE                15,610       0   540
iShares Tr MSCI Eafe Index Fd  MSCI EAFE IDX  464287465     4488    69645 SH      SOLE                66,745       0  2900
iShares Semiconductor          S&P NA SEMICND 464287523     1434    22000 SH      SOLE                20,100       0  1900
iShares Tr Cohen & Steer Re M  COHEN&ST RLTY  464287564     4288    50521 SH      SOLE                46,791       0  3730
iShares Tr DJ US Utilities Id  DJ US UTILS    464287697      716     9621 SH      SOLE                 8,371       0  1250
iShares Tr Dow Jones US        DJ US TELECOMM 464287713      207     8000 SH      SOLE                 8,000       0     0
iShares Tr Dow Jones Real Est  DJ US REAL EST 464287739      424     5762 SH      SOLE                 4,912       0   850
iShares Tr S&P Smallcap 600 I  S&P SMLCAP 600 464287804      737    11302 SH      SOLE                 8,227       0  3075
Johnson & Johnson              COM            478160104     1517    25930 SH      SOLE                24,790       0  1140
Joseph A Bank Clothiers        COM            480838101      590    12300 SH      SOLE                11,425       0   875
Kinder Morgan, Inc.            COM            49455P101      363     4090 SH      SOLE                 3,430       0   660
Legg Mason Inc                 COM            524901105      825     6700 SH      SOLE                 6,420       0   280
Lowes Companies Inc            COM            548661107      987    15490 SH      SOLE                14,430       0  1060
M & T Bank Corp                COM            55261F104      761     6670 SH      SOLE                 6,320       0   350
McDonalds Corp                 COM            580135101      221     6438 SH      SOLE                 6,229       0   209
Microsoft Corp                 COM            594918104      962    36264 SH      SOLE                33,834       0  2430
Mid Cap S P D R TRUST          UNIT SER 1     595635103     2545    17662 SH      SOLE                17,362       0   300
Nordstrom Inc                  COM            655664100      761    19730 SH      SOLE                18,930       0   800
OGE Energy Corp Hldg Co        COM            670837103      464    16000 SH      SOLE                16,000       0     0
Peabody Energy Corp            COM            704549104     1546    31270 SH      SOLE                29,690       0  1580
Powershares Nasdaq 100 Shares  UNIT SER 1     73935A104      304     7250 SH      SOLE                 7,250       0     0
Principal Financial Group      COM            74251V102     1430    29790 SH      SOLE                28,250       0  1540
Procter & Gamble Co            COM            742718109     1260    22201 SH      SOLE                21,001       0  1200
Rayonier Inc                   COM            754907103     1378    30647 SH      SOLE                30,227       0   420
Resmed Inc                     COM            761152107      602    14090 SH      SOLE                13,130       0   960
SPDR Trust Ser 1               UNIT SER 1     78462F103     1679    13230 SH      SOLE                11,610       0  1620
Select Sector Industrial SPDR  SBI INT-INDS   81369Y704      331     9795 SH      SOLE                 9,795       0     0
Select Sector Utilities SPDR   SBI INT-UTILS  81369Y886      840    27695 SH      SOLE                15,495       0 12200
Starbucks Corp                 COM            855244109      655    17400 SH      SOLE                16,580       0   820
Templeton Emrgng Mkt Fd        COM            880191101     2545   128110 SH      SOLE                109,81       0 18300
3M Company                     COM            88579Y101      352     4770 SH      SOLE                 4,300       0   470
Tortoise Energy Infrastructur  COM            89147L100     1037    37890 SH      SOLE                37,590       0   300
Travelers Companies Inc        COM            89417E109      671    16410 SH      SOLE                15,310       0  1100
UMB Financial Corp             COM            902788108      632     9000 SH      SOLE                 9,000       0     0
US Bancorp Del                 COM NEW        902973304      514    17368 SH      SOLE                15,570       0  1798
United Technologies Corp       COM            913017109      653    11400 SH      SOLE                10,260       0  1140
Unitedhealth Group Inc         COM            91324P102     1876    33920 SH      SOLE                31,820       0  2100
Valero Energy Corp             COM            91913Y100      909    15200 SH      SOLE                14,360       0   840
Wells Fargo & Co New           COM            949746101      280     4620 SH      SOLE                 4,320       0   300
XTO Energy Inc.                COM            98385X106     1398    33378 SH      SOLE                31,062       0  2316